Earnings Per Share - Summary of Earnings and Weighted Average Number of Ordinary Shares Outstanding in Computation of Earnings Per Share (Detail) shares in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 TWD ($) shares	Dec. 31, 2015 TWD ($) shares
Earnings per share [abstract]
Profit for the year attributable to owners of the Company	$ 22,819,119	$ 769,876	$ 21,324,423	$ 19,732,148
Effect of potentially dilutive ordinary shares:
Employee share options issued by subsidiaries	(813,627)	(27,450)	(374,359)
Investments in associates	(367,687)	(12,405)	(494,388)	(210,126)
Convertible bonds	93,781	3,164	(1,165,506)	901,187
Earnings used in the computation of diluted earnings per share	$ 21,731,586	$ 733,185	$ 19,290,170	$ 20,423,209
Weighted average number of ordinary shares in computation of basic earnings per share	8,160,887	8,160,887	7,662,870	7,652,773
Effect of potentially dilutive ordinary shares:
Convertible bonds	124,911	124,911	515,295	455,671
Employee share options	39,868	39,868	59,218	86,994
Employees' compensation	43,574	43,574	46,746	54,626
Weighted average number of ordinary shares in computation of diluted earnings per share	8,369,240	8,369,240	8,284,129	8,250,064